UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
March 1, 2016 to March 31, 2016

Commission File Number of issuing entity:
333-115582, 333-130782-02, 333-158937-01, 333-189041-01

Central Index Key Number of issuing entity:

0001290200

GE Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-115582-03, 333-130782, 333-158937, 333-189041

Central Index Key Number of depositor:

0001290205

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0001185251

Wells Fargo Commercial Distribution Finance, LLC

(Exact name of sponsor as specified in its charter)

Steve Poulin, (203) 229-5540

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of	(Zip Code)
issuing entity)

(847) 747-4043

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2012-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2013-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-2 Asset Backed Notes in the classes specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-2 (the “2012-2 Notes”), dated May 9, 2012, and related Prospectus dated May 8, 2012 (collectively, the “2012-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-2 Notes was offered in the 2012-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2013-1 (the “2013-1 Notes”), dated April 24, 2013, and related Prospectus dated April 22, 2013 (collectively, the “2013-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-1 Notes were offered in the 2013-1 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-1 (the “2014-1 Notes”), dated July 16, 2014, and related Prospectus dated July 14, 2014 (collectively, the “2014-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-1 Notes was offered in the 2014-1 Prospectus: Class A.

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Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-2 (the “2014-2 Notes”), dated October 16, 2014, and related Prospectus dated October 10, 2014 (collectively, the “2014-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-2 Notes was offered in the 2014-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-1 (the “2015-1 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-1 Notes was offered in the 2015-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-2 (the “2015-2 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-2 Notes was offered in the 2015-2 Prospectus: Class A.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by GE Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period March 1, 2016 through March 31, 2016.

The Securitizer filed its most recent Form ABS-15G on February 9, 2016. The CIK number of the Securitizer is 0001290205.

The Issuing Entity’s Monthly Noteholder’s Statements will no longer be made available on the Sponsor’s website because those Monthly Noteholder’s Statements are made available to the public on the SEC Internet site (http://www.sec.gov) and are available, at no cost, by writing Wells Fargo Bank, N.A., as Administrator, 5595 Trillium Boulevard, Hoffman Estates, Illinois 60192, Attention: Manager of Securitization.

The following tables summarize the loss experience in the trust portfolio for the one month ended March 31, 2016 and the change-off rate in the trust portfolio for the prior collection period, the second prior collection period, the third prior collection period and the fourth prior collection period. Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio of any subsequent time.

The principal balances of the applicable receivables used in the calculation of the data reflected in the tables and text set forth below are based on the data collected by Wells Fargo Commercial Distribution Finance, LLC’s (“CDF’s”) information management systems. Certain manual inputs and adjustments are made to this data for monthly investor reporting purposes, and as a result the principal balances of the receivables used to calculate the data reflected in such tables and text, as of any relevant date or for any relevant period, may be greater than the balance of principal receivables reflected in investor reports as of a corresponding date or for a corresponding period. These manual inputs and adjustments primarily relate to manufacturer discount amounts and manual charge-offs. The difference between the balance of principal receivables derived from CDF’s information management systems and the principal balance of the receivables after giving effect to the manual inputs and adjustments is less than 1% for all dates and periods covered by the tables below.

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Loss Experience in the Trust Portfolio

1 Month Ended March 31, 2016

Average Receivables Balance	7,847,178,574.13

Gross Charge-Offs	163,043.43

Recoveries(1)	337,105.60

Gross Charge-Offs Less Recoveries	(174,062.17)

Gross Charge-Offs Less Recoveries as a percentage of Average Total Receivables Outstanding (annualized)	(0.03)%

Number of Accounts that Experienced a Recovery	153

Number of Accounts that Experienced a Net Loss	18

Gross Charge-Offs Less Recoveries divided by Number of Accounts that Experienced a Net Loss	(9,670.12)

(1) “Recoveries” mean amounts subsequently collected with respect to previously charged-off amounts

For purposes of the preceding table, “Average Receivables Balance” for the one month period ended on March 31, 2016 is calculated as an average of the month-end principal balances of the receivables in the trust portfolio (excluding any receivable arising in an account that has been charged off in whole or in part) for the one month in such period and the month preceding such period.

Charge-Off Rate for prior Collection Period	(0.30)%

Charge-Off Rate for second prior Collection Period	0.10%

Charge-Off Rate for third prior Collection Period	0.07%

Charge-Off Rate for fourth prior Collection Period	0.04%

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ITEM 1A – Asset Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Deutsche Bank Trust Company Americas, as indenture trustee, has provided the following information to CDF Funding, Inc. for inclusion in this Form 10-D:

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss as to the 64 trusts formed under indentures for which it retained jurisdiction.  Instead, the court ordered plaintiffs to file an amended complaint as to those indenture trusts. On February 23, 2016, plaintiffs filed an amended complaint as to 62 of the 64 indenture trusts included in the original U.S. District Court complaint. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to this amended complaint. It is anticipated that plaintiffs will, in the near future, file a new state court complaint as to some or all of the 500 trusts governed by Pooling and Servicing Agreements which were dismissed from the U.S. District Court action.

On December 30, 2015, IKB International, S.A. and IKB Deutsche Industriebank A.G. filed a Summons With Notice in New York state court naming as defendants DBNTC and DBTCA, as trustees of 37 RMBS trusts (the “IKB Action”).  The claims in the IKB Action appear to be substantively similar to the SDNY Action.  The IKB Action is not styled as a putative class action, but may attempt to bring derivative claims on behalf of the named RMBS Trusts.  DBTCA intends to vigorously defend the IKB Action.

DBTCA has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as indenture trustee on behalf of the noteholders.

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ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Change in Sponsor Interest in the Securities.

On March 1, 2016 GE Capital US Holdings, Inc. (“GE Capital US”) and Wells Fargo Commercial Distribution Finance, LLC (formerly GE Commercial Distribution Finance LLC, “CDF”), a direct, wholly-owned subsidiary of Wells Fargo Bank, N.A. (“Wells Fargo”), entered into that certain Sale and Assignment Agreement pursuant to which, immediately following Wells Fargo’s acquisition of 100% of the outstanding membership interests in CDF on March 1, 2016, the Series 2012-2 Class B Notes, the Series 2012-2 Class C Notes, the Series 2013-1 Class B Notes, the Series 2013-1 Class C Notes, the Series 2014-1 Class B Notes, the Series 2014-1 Class C Notes, the Series 2014-2 Class B Notes, the Series 2014-2 Class C Notes, the Series 2015-1 Class B Notes, the Series 2015-1 Class C Notes, the Series 2015-2 Class B Notes and the Series 2015-2 Class C Notes (collectively, the “Transferred Notes”) were sold to CDF by GE Capital US. CDF currently holds a 100% interest in the Transferred Notes other than the Series 2013-1 Class B Notes and the Series 2013-1 Class C Notes, which were paid off on April 20, 2016.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement

Exhibit 99.2	2013-1 Monthly Noteholder’s Statement

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Exhibit 99.3	2014-1 Monthly Noteholder's Statement

Exhibit 99.4	2014-2 Monthly Noteholder's Statement

Exhibit 99.5	2015-1 Monthly Noteholder's Statement

Exhibit 99.6	2015-2 Monthly Noteholder's Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement

Exhibit 99.2	2013-1 Monthly Noteholder’s Statement

Exhibit 99.3	2014-1 Monthly Noteholder's Statement

Exhibit 99.4	2014-2 Monthly Noteholder's Statement

Exhibit 99.5	2015-1 Monthly Noteholder's Statement

Exhibit 99.6	2015-2 Monthly Noteholder's Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: April 29, 2016

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name:	John E. Peak
Title:	Senior Officer in Charge of Securitization

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